Finance costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 57,956	$ 8,079	¥ 59,672	¥ 65,440
Bills and other discounting	14,369	2,003	33,946	23,922
Bank charges	3,943	549	4,588	4,563
Interest on lease liabilities	1,714	239	1,969	1,547
Finance costs	¥ 77,982	$ 10,870	¥ 100,175	¥ 95,472